Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

	2025	2024
Raw materials and consumables	12,326	12,565
Finished goods	56,211	53,037
Total	68,537	65,602